Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Capital Ratios of Aegon's Operating Units
Capital ratios of Aegon’s main operating units

	December 31, 2022 1)	December 31, 2021

US RBC ratio	425%	426%

NL Life Solvency II ratio	210%	186%

Scottish Equitable Plc (UK) Solvency II ratio	169%	167%

1	The capital ratios are estimates and are not final until filed with the respective supervisory authority.

Disclosure of Estimated Capital Position	On December 31, 2022, Aegon’s estimated capital position was:

	December 31, 2022 1)	December 31, 2021

Group Own Funds	16,332	19,431

Group SCR	7,844	9,226

Group Solvency II ratio	208%	211%

1	The Solvency II ratios are estimates and are not final until filed with the respective supervisory authority.

Summary of Composition of Available Own Funds Across Tiers
The below table provides the composition of Aegon’s Available Own Funds across Tiers:

		2022		2021

Available Own Funds	Available Own Funds	Percentage total	Available Own Funds	Percentage total

Tier 1 (Unrestricted Tier 1 + Restricted Tier 1)	13,585	82%	16,409	84%

Unrestricted Tier 1	11,762	71%	14,044	72%

Restricted Tier 1	1,822	11%	2,364	12%

Junior Perpetual Capital Securities	993	6%	1,391	7%

Perpetual Cumulative Securities	387	2%	459	2%

Perpetual Contingent Convertible Securities	442	3%	515	3%

Tier 2	2,195	13%	2,348	12%

Subordinated notes issued by AFC	770	5%	832	4%

Subordinated liabilities Aegon NV	720	4%	767	4%

Grandfathered subordinated notes	705	4%	750	4%

Tier 3	746	5%	675	3%

Total Available Own Funds	16,525		19,431

Summary of Equity Compares to Solvency II Own Funds
IFRS equity compares to Solvency II Own Funds as follows:

	2022	2021

IFRS Shareholders’ Equity	12,071	23,813

IFRS adjustments for Other Equity instruments and non controlling interests	2,119	2,559

IFRS Group Equity	14,190	26,372

Solvency II revaluations & reclassifications	1,489	(9,096)

Transferability restrictions 1)	(1,771)	(1,772)

Excess of Assets over Liabilities	13,908	15,504

Availability adjustments	2,715	4,020

Tiering restriction	(194)	-

Fungibility adjustments	(98)	(93)

Eligible Own Funds	16,332	19,431

1	This includes the transferability restriction related to the RBC CAL conversion methodology.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio
The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2022	2021

Total shareholders’ equity - based on IFRS as adopted by the EU	30	11,440	24,282

Non-controlling interests and Long Term Incentive Plans not yet vested	31, SOFP 2)	242	253

Revaluation reserves	30	4,477	(6,442)

Adjusted shareholders’ equity		16,159	18,093

Perpetual contingent convertible securities	31	500	500

Junior perpetual capital securities	31	923	1,352

Perpetual cumulative subordinated bonds	31	454	454

Fixed floating subordinated notes	32	1,442	1,396

Fixed subordinated notes	32	852	798

Trust pass-through securities	33	118	126

Currency revaluation other equity instruments 1)		66	16

Hybrid leverage		4,356	4,642

Senior debt 3)	37	1,265	1,290

Senior leverage		1,265	1,290

Total gross financial leverage		5,621	5,932

Total capitalization		21,780	24,008

Gross financial leverage ratio		25.8%	24.7%

Fixed Charge Coverage		9.2 x	9.3 x

1	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (20) million (2021: EUR (2) million).

Schedule of Total Distributable Items	The following table shows the composition of the total distributable items:

Distributable items	2022	2021

Equity attributable to shareholders based on IFRS as adopted by the EU	11,440	24,282

Non-distributable items:

Share capital	(319)	(321)

Legal reserves 1)	(5,758)	(9,868)

At December 31	5,363	14,093

1	The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the positive revaluations in the revaluation reserves, cannot be freely distributed.

Summary of Minimum of Distributable Items under Dutch Law and the Freely Distributable Capital on the Basis of Solvency Requirements
Besides the distributable items under Dutch law, a second restriction on the possibility to distribute dividends stems from Solvency II (Dutch Supervision act).

Distributable reserves	2022	2021

Reserves available for financial surpervision purposes	16,332	19,431

Solvency requirement under the Financial Supervision Act	7,844	9,226

Total distributable reserves on the basis of solvency requirements	8,488	10,205